PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)

Common Stocks – 90.9% of Net Assets

	Aerospace & Defense – 0.6%
15,090	Axon Enterprise, Inc.(a)	$1,746,667

	Banks – 1.2%
63,665	Bank of N.T. Butterfield & Son Ltd. (The)	2,066,566
55,021	Huntington Bancshares, Inc.	725,177
23,440	PacWest Bancorp	529,744

		3,321,487

	Building Products – 0.8%
12,765	Allegion PLC	1,144,765
60,870	AZEK Co., Inc. (The)(a)	1,011,660

		2,156,425

	Capital Markets – 9.8%
19,975	Ares Management Corp., Class A	1,237,451
114,742	Brightsphere Investment Group, Inc.	1,710,803
55,670	Cboe Global Markets, Inc.	6,533,988
20,770	FactSet Research Systems, Inc.	8,310,285
122,095	Nasdaq, Inc.	6,920,345
13,922	Raymond James Financial, Inc.	1,375,772

		26,088,644

	Chemicals – 2.8%
55,670	Axalta Coating Systems Ltd.(a)	1,172,410
40,420	FMC Corp.	4,272,394
27,695	LyondellBasell Industries NV, Class A	2,084,880

		7,529,684

	Commercial Services & Supplies – 3.1%
60,675	Republic Services, Inc.	8,254,227

	Communications Equipment – 5.1%
59,965	Motorola Solutions, Inc.	13,430,361

	Construction & Engineering – 3.0%
197,385	WillScot Mobile Mini Holdings Corp.(a)	7,960,537

	Containers & Packaging – 2.7%
8,000	Avery Dennison Corp.	1,301,600
73,830	Crown Holdings, Inc.	5,982,445

		7,284,045

	Diversified Consumer Services – 0.7%
23,165	Grand Canyon Education, Inc.(a)	1,905,321

	Diversified Financial Services – 0.5%
26,277	Apollo Global Management, Inc.	1,221,880

	Electric Utilities – 5.1%
126,040	Alliant Energy Corp.	6,678,860

Shares	Description	Value (†)

Common Stocks – continued

	Electric Utilities – continued
114,060	Evergy, Inc.	$6,775,164

		13,454,024

	Electrical Equipment – 3.0%
36,165	AMETEK, Inc.	4,101,473
10,400	Hubbell, Inc.	2,319,200
46,925	nVent Electric PLC	1,483,299

		7,903,972

	Electronic Equipment, Instruments & Components – 1.3%
13,315	CDW Corp.	2,078,205
8,865	Keysight Technologies, Inc.(a)	1,394,997

		3,473,202

	Food & Staples Retailing – 0.5%
28,525	Performance Food Group Co.(a)	1,225,149

	Health Care Equipment & Supplies – 2.4%
11,740	Cooper Cos., Inc. (The)	3,098,186
50,115	Hologic, Inc.(a)	3,233,420

		6,331,606

	Health Care Providers & Services – 2.8%
44,810	AmerisourceBergen Corp.	6,064,137
848,475	Aveanna Healthcare Holdings, Inc.(a)	1,272,713

		7,336,850

	Hotels, Restaurants & Leisure – 1.0%
82,580	Aramark	2,576,496

	Household Products – 2.3%
86,555	Church & Dwight Co., Inc.	6,183,489

	Independent Power & Renewable Electricity Producers – 3.3%
420,690	Vistra Corp.	8,834,490

	Insurance – 6.2%
54,805	Allstate Corp. (The)	6,824,867
33,880	Arthur J. Gallagher & Co.	5,800,933
29,905	Reinsurance Group of America, Inc.	3,762,348

		16,388,148

	IT Services – 4.4%
95,735	MAXIMUS, Inc.	5,540,184
127,925	SS&C Technologies Holdings, Inc.	6,108,419

		11,648,603

	Life Sciences Tools & Services – 3.3%
16,195	Agilent Technologies, Inc.	1,968,502
187,930	Avantor, Inc.(a)	3,683,428
17,382	IQVIA Holdings, Inc.(a)	3,148,576

		8,800,506

Shares	Description	Value (†)

Common Stocks – continued

	Machinery – 2.2%
22,300	Crane Holdings Co.	$1,952,142
59,530	Otis Worldwide Corp.	3,798,014

		5,750,156

	Media – 4.6%
72,805	Nexstar Media Group, Inc., Class A	12,147,514

	Metals & Mining – 0.3%
76,115	Constellium SE(a)	771,806

	Multi-Utilities – 5.1%
83,845	Ameren Corp.	6,753,715
115,540	CMS Energy Corp.	6,729,049

		13,482,764

	Oil, Gas & Consumable Fuels – 4.7%
35,680	Diamondback Energy, Inc.	4,298,013
19,670	Pioneer Natural Resources Co.	4,259,145
654,535	Southwestern Energy Co.(a)	4,005,754

		12,562,912

	Pharmaceuticals – 0.5%
105,510	Elanco Animal Health, Inc.(a)	1,309,379

	Professional Services – 2.6%
21,395	CACI International, Inc., Class A(a)	5,585,379
7,405	Equifax, Inc.	1,269,439

		6,854,818

	REITs - Diversified – 1.1%
413,560	Rithm Capital Corp.	3,027,259

	Semiconductors & Semiconductor Equipment – 0.7%
9,495	Analog Devices, Inc.	1,323,033
6,775	Entegris, Inc.	562,461

		1,885,494

	Software – 1.2%
333,977	N-Able, Inc.(a)	3,082,608

	Specialty Retail – 1.5%
267,710	Leslie’s, Inc.(a)	3,938,014

	Textiles, Apparel & Luxury Goods – 0.5%
39,910	Skechers U.S.A., Inc., Class A(a)	1,265,945

	Total Common Stocks (Identified Cost $247,110,637)	241,134,482

Principal Amount	Description	Value (†)

Short-Term Investments – 9.2%
$24,443,155	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $24,445,396 on 10/03/2022 collateralized by $25,422,600 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $24,932,020 including accrued interest(b) (Identified Cost $24,443,155)	$24,443,155

	Total Investments – 100.1% (Identified Cost $271,553,792)	265,577,637
	Other assets less liabilities – (0.1)%	(181,050)

	Net Assets – 100.0%	$265,396,587

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$241,134,482	$—	$—	$241,134,482
Short-Term Investments	—	24,443,155	—	24,443,155

Total	$241,134,482	$24,443,155	$—	$265,577,637

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2022 (Unaudited)

Capital Markets	9.8%
Insurance	6.2
Multi-Utilities	5.1
Electric Utilities	5.1
Communications Equipment	5.1
Oil, Gas & Consumable Fuels	4.7
Media	4.6
IT Services	4.4
Independent Power & Renewable Electricity Producers	3.3
Life Sciences Tools & Services	3.3
Commercial Services & Supplies	3.1
Construction & Engineering	3.0
Electrical Equipment	3.0
Chemicals	2.8
Health Care Providers & Services	2.8
Containers & Packaging	2.7
Professional Services	2.6
Health Care Equipment & Supplies	2.4
Household Products	2.3
Machinery	2.2
Other Investments, less than 2% each	12.4
Short-Term Investments	9.2

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%